Fees Summary	Mar. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 225,121,163.28
Previously Paid Amount	31,085.53
Total Fee Amount	31,089.23
Total Offset Amount	0.00
Net Fee	$ 3.70
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A